Fair Value - Change in fair value option table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ (167,606)	$ 207,025	$ (94,839)
Fixed maturities and short term investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	(150,926)	124,033	(90,334)
Equities
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	2,791	60,460	(14,850)
Other invested assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	(12,987)	28,144	11,066
Funds Held - Directly Managed
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ (6,484)	$ (5,612)	$ (721)